Leases - Additional Information (Detail) $ in Thousands	3 Months Ended
	Jun. 30, 2020 USD ($) Sublease	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
Leases [Abstract]
Number of sublease agreements | Sublease	2
Operating lease right-of-use assets	$ 4,063	$ 4,200	$ 0
Present value of future payments	$ 4,074	$ 4,200
Incremental borrowing rate	3.90%
Operating lease, weighted average remaining lease term	3 years 8 months 12 days	3 years 8 months 12 days
Operating lease rent expense	$ 200
Operating lease payments	$ 100